Changes in Unearned Revenue (Detail) $ in Millions	12 Months Ended
Jun. 30, 2026 USD ($)
Revenue from Contract with Customer [Abstract]
Balance, beginning of period	$ 67,265
Deferral of revenue	194,184
Recognition of unearned revenue	(185,737)
Balance, end of period	$ 75,712